Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting periods. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the consolidated financial statements include allowance for expected credit losses, the useful lives of property and equipment and intangible assets, impairment assessment of property and equipment and intangible assets and interest rate of lease. Actual results may differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The Group uses United States Dollar (“US$”) as reporting currency. The functional currency of the Company and its subsidiary incorporated in the Cayman Islands and BVI is US$ and the functional currency of its Hong Kong subsidiary is Hong Kong Dollar (“HK$”). The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) Topic 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of operations and comprehensive income during the year in which they occur.

Convenience translation

Convenience translation

The functional currency is US$ for the Company’s Cayman Islands and BVI operations and HK$ for Hong Kong subsidiary operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, statements of income accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income. Gains or losses resulting from foreign currency transactions are included in statements of income.

	Years ended December 31,
	2023	2024	2025
Average rate	7.8287	7.8029	7.7957
	As of December 31,
	2023	2024	2025
Year-end spot rate	7.8125	7.7700	7.7821

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023 07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance effective July 1, 2023 and the adoption of this ASU is not expected to have a material impact on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company plans to adopt this guidance effective July 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash at bank and are unrestricted as to withdrawal or use. The Group does not have any cash equivalents as of December 31, 2024 and 2025. The Group maintains bank accounts in Hong Kong. The Company believes that it is not exposed to any significant credit risk on cash and cash equivalents.

Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly represent amounts due from customers for provision of customized software solutions and cloud-based SaaS services from subscription which are recorded net of allowance for the Company’s expected credit losses. The Company generally grant credit terms of 90 days to the clients. In evaluating the collectability of receivable balances, the Company considers specific evidence including aging of the receivable, the client’s payment history, its current creditworthiness, current economic trends and future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. Accounts receivable are written off after all collection efforts have ceased. As of December 31, 2024 and 2025, allowance for expected credit losses was US$326,813 and US$308,071, respectively.

Deposits, prepayments and other receivables, net

Deposits, prepayments and other receivables, net

Deposits, prepayments and other receivables consist of utility and rental deposits paid and cash prepaid to suppliers for computer maintenance service. Deposits paid and cash prepaid to suppliers are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, management believes that the Company’s rental deposit is not impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to statements of income. At the time when property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to statements of income.

The Company depreciates property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Office equipment	5 years
Furniture and fixture	5 years

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Intangible assets consist of self-developed software capitalized costs and an ERP software system acquired by the Company.

For the self-developed software costs, the Company capitalizes costs related to the development of new software products or the enhancement of existing software products for use in the Company’s product offerings. These costs are capitalized from the point of time that technological feasibility has been established, as evidenced by a working model or detailed working program design to the point of time that the product is available for general release to customers to use and the Company can generate economic benefits. Software development costs are amortized on a straight-line basis over the estimated economic lives of the products, beginning when the product is placed into service.

The ERP software system was acquired from a third party and it was merged with the existing self-developed software as all-in-one MR. CLOUD platform for ERP software solutions in which the Company is offering wide range of applications to meet different customers’ needs on subscription basis.

Intangible assets are stated at cost less accumulated amortization and impairment losses, if any. It is amortized on a straight-line basis over the estimated useful life of ten years. The estimation of useful life of intangible assets is based on the economic benefits they can generate for the Company, in which management believes that the ERP software system can generate positive future cash flows in the coming ten years supported by objective evidence.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, representing property and equipment and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell. If an impairment is identified, The Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024 and 2025, no impairment of long-lived assets was recognized.

Investment, net

Investment, net

The Company invests in equity securities that have readily determinable fair values.

Equity securities with readily available marketable trading price consist of investment in mutual fund marketed by a financial institution. The equity securities are not insured against loss of principal and bearing a fixed interest of HK$231 (approximately US$30) per month. This investment is accounted for as financial instruments that are marked to fair market value at the end of each reporting period with any unrealized gains or losses reported in statements in operations. As of December 31, 2024 and 2025, the investment was recorded at fair value of US$6,029 and US$5,596, which were traded at a closing price of HK$9.32 and HK$8.68 per share, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Company had unrealized investment gain of US$337 and US$532 and unrealized investment loss of US$229, respectively, and interest income of US$305, US$356 and US$204, respectively.

As of December 31, 2024 and 2025, the investment was recorded at fair value of US$6,029 and US$5,596, which were traded at a closing price of HK$9.32 and HK$8.68 per share, respectively.

Prepayment for acquisition of intangible assets

Prepayment for acquisition of intangible assets

Prepayment for acquisition of intangible assets is classified as non-current. The Company prepaid to the supplier for development and design of ERP software systems. The balances will be recognized as an intangible asset upon the completion of development and design of the ERP software systems and merge with the existing self-developed software, MR. CLOUD platform, for the subscription by customers.

Deferred offering costs

Deferred offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”), secondary public offering and private placement. Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO, secondary public offering and private placement. Should the IPO, secondary public offering and private placement prove to be unsuccessful, these deferred offering costs, as well as additional expenses to be incurred, will be charged to statements of income.

As of December 31, 2024 and 2025, the deferred offering costs were US$620,193 and nil, respectively. Such costs will be deferred until the closing of the placement, at which time the deferred costs will be offset against the placement proceeds and recognized in equity of the Company.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Unless otherwise disclosed, the fair value of Company’s financial instruments including cash and cash equivalents, accounts receivable, rental deposit, amounts due from a director, amounts due to related parties, bank borrowings, other payables and lease liabilities approximate their recorded values due to their short-term maturities.

Accruals and other payables

Accruals and other payables

Accruals and other payables primarily include accrued staff costs, accrued professional fee, payables for rental of server for the software data storage and other accrual and payable for the operation of the ordinary course of business.

Contract liabilities

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the services to the customer or other conditions under the terms of a service contract. These payments are non-refundable and are recognized as revenue when our performance obligation is satisfied. As of December 31, 2024 and 2025, the Company recorded contract liabilities of US$315,411 and US$106,042, respectively, which was presented as contract liabilities on the accompanying consolidated balance sheets.

Bank borrowings

Bank borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in statements of income over the period of the borrowings using the effective interest method. All bank borrowings were classified as short term due to repayment on demand clauses attached in the borrowings.

Lease

Lease

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All leases in the Group are accounted for as operating leases.

We determine if an arrangement is a lease at inception. On our balance sheet, our corporate office lease is included in operating lease right-of-use (ROU) assets, current portion of operating lease liability and operating lease liability, net of current portion.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in our office lease. We review the underlying objective of each contract, the terms of the contract, and consider our current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Financial Accounting Standards Board (“FASB”) issued a Q&A in March 2020 that focused on the application of lease guidance in ASC 842 for lease concessions related to the effects of COVID-19. The FASB staff has said that entities can elect to not evaluate whether concessions granted by lessors related to COVID-19 are lease modifications. Entities that make this election can then apply the lease modification guidance in ASC 842 or account for the concession as if it were contemplated as part of the existing contract. The Company has elected to not treat the concessions as lease modifications and will instead account for the lease concessions as if they were contemplated as part of the existing leases. The Company has recorded negative variable lease expense and adjusted lease liabilities at the point in which the rent concession has become accruable.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2024 and 2025, the Group did not have any impairment loss against its operating lease right-of-use assets.

Related parties

Related parties

The Company adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The details of related party transaction during the years ended December 31, 2023, 2024 and 2025 and balances as at December 31, 2024 and 2025 are set out in the Note 15.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”). The Company derives revenue principally from the provision of customized software solutions based on customers’ specifications, white-labelled software design and development services and MR. CLOUD SaaS platform subscription services to SMBs customers. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	identify the contract(s) with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract; and
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The service offerings by the Company mainly comprise the following:

(a) Customized software solutions

The Company is engaged to provide a wide range of customized IT software including desktop software development service, web and mobile application development services. The contract is typically fixed priced with no variable consideration and does not provide any post contract client support or upgrades. The Company’s contracts are generally non-cancellable and non-refundable in the event of cancellation. The Company designs software and system based on clients’ specific needs which require the Company to perform services including design, development, and integration. These services also require significant customization. A series of promises are identified in a contract. But these promises are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized as revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. The duration of the development period is short, usually less than one year. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Contract liabilities will be recognized when payment was received and charged to statements of operations once customized software delivered.

Additionally, the Company provides product warranty on customized IT software for a period of 90 days from delivery of such software. The warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that the software will function as expected and comply with agreed-upon specifications. The Company has not experienced material warranty costs and, therefore, does not believe an accrual for these costs is necessary. There is no maintenance attached in the contract.

The Company provides technical support service to the customer subsequent to the transfer of customized IT software for a period of time, typically 90 days from delivery of such software. The Company provides the technical support services at no additional consideration, the transaction price of the contract is allocated to customized IT software and technical support service by reference to their standalone price estimated using a residual approach. The standalone price of technical support services is considered to be minimal as the Company has not had to provide significant technical support services to date for our platform, no transaction price is allocated to technical support services for the years ended December 31, 2023, 2024 and 2025.

(b) White label software

The Company provides self-developed software as “white label” products to corporate customers. White label software is software that is sold unbranded, that their own branding can be added and then the software can be resold by accessing to the software as if the corporate customers developed it. Similar to customized software solutions, the Company is engaged by the customer to provide white-label software and the customer is able to customize the white label software/application and integrate custom features into the default white label applications and software per their needs. Revenue from white label software is recognized when the relevant services have been rendered. The contract is typically fixed priced with no variable consideration and does not provide any post contract client support or upgrades. The Company’s contracts are generally non-cancellable and non-refundable in the event of cancellation. A series of promises are identified in a contract. But these promises are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized as revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted the white label software by the customer. The duration of the development period is short, usually less than one year. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Contract liabilities will be recognized when payment was received and charged to statements of operations once white label product delivered.

Additionally, the Company provides product warranty on white label services for a period of 90 days from delivery of such software. The warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that the software will function as expected and comply with agreed-upon specifications. The Company has not experienced material warranty costs and, therefore, does not believe an accrual for these costs is necessary. There is no maintenance attached in the contract.

The Company provides technical support service to the customer subsequent to the transfer of white label software for a period of time, typically 90 days from delivery of such software. The Company provides the technical support services at no additional consideration, the transaction price of the contract is allocated to white label software and technical support service by reference to their standalone price estimated using a residual approach. The standalone price of technical support services is considered to be minimal as the Company has not had to provide significant technical support services to date for our platform, no transaction price is allocated to technical support services for the years ended December 31, 2023, 2024 and 2025.

(c) Subscription services

The Company provides SaaS digital business management software services through subscription which includes the right to use the MR. CLOUD ERP software and continuous technical support services such as upgrading applications and fixing the minor bugs to SMBs. MR. CLOUD is a cloud-based software delivery model to develop, deliver, and maintain a variety of ERP software and applications modules in a single platform, including human resources management, project and file management, email and marketing automation, financial and accounting, quotation and invoice management, inventory management, group messenger and customer relationship management, merging all of customers’ business processes on a single platform instead of having a different software and applications for each function of its business. Customer who subscribes to the service plan logs in to their accounts to use the subscribed service over the internet or mobile on a clouded basis.

The Company enters into a distinct and fixed-fee contract with its customers as a principal for the provision of SaaS digital business management software services on subscription basis. Pursuant to the contracts, the Company requires to provide a series of digital business management applications online either being accessed on web or mobile over contract terms beginning on the commencement date of each contract, which is the date its service is made available to customers. Billings to the customers are generally on a monthly or quarterly basis over the contract term, which is typically one year. There is no variable consideration in the transaction price. The Company’s contracts are generally non-cancellable and non-refundable in the event of cancellation. The subscription services contracts typically include a single performance obligation. There will be an update or upgrade of the MR. CLOUD ERP system when necessary and which can be utilized by existing customers automatically for the new functions during their contract period. There is no additional consideration for the update or upgrade of the software and the additional costs for the updates and upgrades were charged to statements of operations directly in the period incurred. The transaction price of the contract is allocated to the remaining contract period from the date of the upgraded software available for customers to use. No significant costs were incurred to update or upgrade the software during the years ended December 31, 2023, 2024 and 2025. There is no maintenance services attached in the contract.

The revenue from subscription services is recognized over the contract term as clients receive and consume benefits of such services as provided. Accordingly, the Company recognizes revenues from subscription services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

Cost of revenues

Cost of revenues

Cost of revenues consists of depreciation of property and equipment, amortization of intangible assets (ERP software of MR. CLOUD platform), subcontracting costs for customized software solution (if any), staff cost and rental of server. Staff costs represent the salaries and wages of engineers and IT staff incurred in connection with the provision of customized software solutions, white label software design and development services and MR. CLOUD SaaS platform subscription services. These costs are charged to the consolidated statements of income and comprehensive income as incurred.

Operating expenses

Operating expenses

Operating expenses primarily consist of administrative and selling personnel-related compensation expenses, including salaries and related social insurance costs for operations, depreciation, legal and professional services fees, rental and other office expenses related to general operations.

Other income

Other income

Interest income is mainly generated from savings and time deposits and is recognized on an accrual basis using the effective interest method.

Government subsidies are recognized as income in other income or as deferred government subsidy before conditions attached to the government subsidy are met and charged to statements of income as other income once conditions are fulfilled.

In 2023, the Company successfully applied for funding support from the Employment Support Scheme (“ESS”) under the Anti-epidemic Fund, set up by the Hong Kong Government, to provide financial support to enterprises to retain their employees who may otherwise be made redundant. The wage subsidies provided to eligible employers under ESS are disbursed in and was used for paying wages of employees from May to July 2023. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. If an employer fails to use all the subsidies received to pay the wages of his/her employees, the Hong Kong Government will claw back the unspent balance of the subsidy. If the total number of employees on the payroll in any one month of the subsidy period is less than the “committed headcount of paid employees”, the employer will have to pay a penalty to the Hong Kong Government. For the years ended December 31, 2023, 2024 and 2025, the Company recognized government subsidies of approximately US$1,533, US$17,090 and nil, respectively, in the consolidated statements of income. As confirmed by the ESS, the post-funding audit of Wching HK’s application has been completed and Wching HK is not required to return any subsidy or pay any penalty to the Hong Kong Government. There was no unfulfilled conditions nor other contingencies attached to the ESS funding.

In January 2023, the Company received US$38,506 from the Hong Kong Government in relation to the Dedicated Fund on Branding, Upgrading and Domestic Sales (“BUD Fund”) (Free Trade Agreement (“FTA”) Program) in Hong Kong which aims to fund projects and activities to assist Hong Kong enterprises in developing brands, upgrading and restructuring operations and promoting sales in the FTA economies, so as to enhance their competitiveness and facilitate their business development in the FTA economies. Such amount was recognized in the consolidated balance sheets as deferred government subsidy upon receipt. It will be charged to statements of income as other income at the time that all conditions attached to the subsidy are met. The conditions attached to the subsidy include the submission of a written report regarding all the expenditures of the program and acceptance and approval of report by the government are required. As of December 31, 2024 and 2025, a written report of expenditures for the project was submitted to government for approval and the subsidy was recognized as at deferred government subsidy amounting to US$38,716 and US$38,656 respectively in the consolidated balance sheets and the approval from the Hong Kong government has not yet received.

Employee benefit plan

Employee benefit plan

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of approximately US$3,832.

During the years ended December 31, 2023, 2024 and 2025, the total amount charged to the consolidated statements of income in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were approximately US$16,772, US$14,341 and US$27,903, respectively.

Income taxes

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Comprehensive income

Comprehensive income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income include the net income and foreign currency translation for the years.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their consolidated financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as a single operating segment and uses net income (loss) as measures of profit or loss when making decisions regarding resource allocation and performance assessment.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings per share, or EPS, in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the year. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the years presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company maintains a proactive approach in evaluating the impact of new accounting pronouncements on its financial reporting. Upon identifying potential effects on its financial statements, the Company conducts a thorough analysis to assess the necessary adjustments to its Consolidated Financial Statements. Furthermore, the Company conducts a comprehensive review to understand the implications of the changes and ensures the implementation of appropriate controls to safeguard the accuracy and integrity of its Consolidated Financial Statements.

New and amended standards adopted by the Company

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company has adopted ASU 2023-09 for the year beginning on January 1, 2025, which was applied retrospectively to all prior periods presented.

New accounting standards that have not yet been adopted

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the Consolidated Financial Statements.

In January 2025, the FASB issued ASU 2025-01 Income Statement-Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact that the adoption of ASU 2025-01 will have on its consolidated financial statement presentation or disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not been issued or made available for issuance. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated balance sheets, statements of income and comprehensive income (loss) and cash flows.